23. Income Taxes (Details - Provision for income taxes) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
Federal tax	$ 0	$ 0	$ 0
State tax	7	7	2
Foreign countries	226	674	671
Total current tax	233	681	673
Deferred tax:
Federal tax	(16)	0	0
State tax	0	0	0
Foreign countries	(66)	(345)	0
Total deferred tax	(82)	(345)	0
Total provision for income taxes	$ 151	$ 336	$ 673